SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	21.00%	21.00%
State tax, net of federal benefit		5.00%
Change in valuation allowance	(17.00%)	(26.00%)
Change in warrant valuation	1.00%	1.00%
Net operating loss reduction due to Section 382 limitation	(1.00%)
Permanent items	(1.00%)	(1.00%)
Deferred Adjustments, Return to Provision	(3.00%)
Effective income tax rate